Deferred compensation plans - Additional Information (Detail) (JPY ¥)	0 Months Ended	12 Months Ended			12 Months Ended								1 Months Ended			12 Months Ended								12 Months Ended			12 Months Ended											1 Months Ended
	May 30, 2014 Subsequent event [Member]	Mar. 31, 2014 SAR Plan A [Member]	Mar. 31, 2013 SAR Plan A [Member]	Mar. 31, 2012 SAR Plan A [Member]	Mar. 31, 2014 SAR Plan B [Member]	Mar. 31, 2013 SAR Plan B [Member]	Mar. 31, 2012 SAR Plan B [Member]	Mar. 31, 2014 SAR Plan B [Member] Minimum [Member]	Mar. 31, 2014 SAR Plan B [Member] Maximum [Member]	Mar. 31, 2014 SAR Plan A and SAR Plan B [Member]	Mar. 31, 2013 SAR Plan A and SAR Plan B [Member]	Mar. 31, 2012 SAR Plan A and SAR Plan B [Member]	May 31, 2014 SAR Plan A and SAR Plan B [Member] Subsequent event [Member]	May 31, 2014 SAR Plan A and SAR Plan B [Member] Minimum [Member] Subsequent event [Member]	May 31, 2014 SAR Plan A and SAR Plan B [Member] Maximum [Member] Subsequent event [Member]	Mar. 31, 2014 NSUs and CSUs [Member]	Mar. 31, 2013 NSUs and CSUs [Member]	Mar. 31, 2012 NSUs and CSUs [Member]	Mar. 31, 2014 NSUs and CSUs [Member] Minimum [Member]	Mar. 31, 2014 NSUs and CSUs [Member] Maximum [Member]	Mar. 31, 2014 NSUs [Member]	Mar. 31, 2013 NSUs [Member]	Mar. 31, 2012 NSUs [Member]	Mar. 31, 2014 CSUs [Member]	Mar. 31, 2013 CSUs [Member]	Mar. 31, 2012 CSUs [Member]	Mar. 31, 2014 MYPD awards [Member]	Mar. 31, 2013 MYPD awards [Member]	Mar. 31, 2014 SAR Plan A, SAR Plan B and MYPD awards [Member]	Mar. 31, 2013 SAR Plan A, SAR Plan B and MYPD awards [Member]	Mar. 31, 2012 SAR Plan A, SAR Plan B and MYPD awards [Member]	Mar. 31, 2014 NIUs [Member]	Mar. 31, 2013 NIUs [Member]	Mar. 31, 2012 NIUs [Member]	Mar. 31, 2014 NSUs, CSUs and NIUs [Member]	Mar. 31, 2013 NSUs, CSUs and NIUs [Member]	Mar. 31, 2012 NSUs, CSUs and NIUs [Member]	May 31, 2014 NSUs, CSUs and NIUs [Member] Subsequent event [Member]	May 31, 2014 NSUs, CSUs and NIUs [Member] Maximum [Member] Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date		2 years						1 year	5 years
Stock option plans expire after grant date		7 years						6 years	10 years				5 years
Weighted-average amounts on the grant date fair value of options granted		¥ 272	¥ 78	¥ 48
Total intrinsic values, exercised		¥ 591,000,000	¥ 2,000,000		¥ 33,951,000,000	¥ 15,299,000,000	¥ 3,284,000,000
Aggregate intrinsic values, outstanding		2,170,000,000			61,223,000,000
Aggregate intrinsic values, exercisable		1,138,000,000			10,247,000,000
Total unrecognized compensation cost, based on fair value		648,000,000			7,084,000,000																4,858,000,000			6,089,000,000			3,186,000,000					4,130,000,000
Weighted-average period for recognizing unrecognized compensation cost (in years)		1 year 6 months			2 years																2 years 6 months			2 years 10 months			2 years 7 months					2 years 8 months
Exercise price per share					¥ 1								¥ 1
Weighted-average grant date fair value per share						¥ 298	¥ 397
Total fair value of awards vested		1,403,000,000	0		34,943,000,000	3,624,000,000	3,868,000,000														23,066,000,000	14,045,000,000	10,100,000,000	17,868,000,000	10,959,000,000	6,272,000,000							8,224,000,000	4,619,000,000
Total compensation expense recognized within Non-interest expenses-Compensation and benefits										19,458,000,000	19,091,000,000	26,869,000,000				37,396,000,000	33,286,000,000	27,257,000,000									1,633,000,000	2,864,000,000				15,388,000,000	8,266,000,000	8,819,000,000
Tax benefits recognized in earnings for compensation expense																													1,992,000,000	1,081,000,000	1,092,000,000				1,767,000,000	1,773,000,000	2,220,000,000
Cash received from exercise of compensation plans										674,000,000
Tax benefit realized from exercise of deferred compensation										1,243,000,000
Deferred compensation arrangement by share-based payment award, award vesting period																			3 years	5 years
Subsequent Event, Date	Apr. 30, 2014												Jun. 05, 2014
Total number of SARs issued													443,399
Total number of SARs issued, shares													44,339,900
Total grant date fair value																																						¥ 40,000,000,000
Vesting period														1 year	3 years																								3 years